Tortoise Power and Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2023

	Principal Amount/Shares	Fair Value
Corporate Bonds - 60.0% (1)
Canada Crude Oil Pipelines - 6.4% (1)
Enbridge, Inc.
5.500%, 07/15/2077	$7,042,000	$6,322,216
United States Natural Gas Gathering/Processing - 20.6% (1)
Antero Midstream Partners LP
5.750%, 03/01/2027 (2)	3,800,000	3,682,944
Blue Racer Midstream LLC
6.625%, 07/15/2026 (2)	5,900,000	5,798,847
EnLink Midstream LLC
5.375%, 06/01/2029	4,000,000	3,814,223
Hess Corp.
5.625%, 02/15/2026 (2)	4,160,000	4,053,504
The Williams Companies, Inc.
4.550%, 06/24/2024	3,000,000	2,967,831
		20,317,349
United States Natural Gas/Natural Gas Liquids Pipelines - 22.7% (1)
Cheniere Corp.
5.875%, 03/31/2025	2,000,000	1,993,147
Cheniere Energy, Inc.
4.625%, 10/15/2028	3,100,000	2,915,681
DT Midstream, Inc.
4.375%, 06/15/2031 (2)	2,000,000	1,731,400
NGPL PipeCo LLC
3.250%, 07/15/2031 (2)	3,500,000	2,872,420
ONEOK, Inc.
6.350%, 01/15/2031	3,000,000	3,084,839
Rockies Express Pipeline LLC
4.950%, 07/15/2029 (2)	3,000,000	2,747,044
Tallgrass Energy LP
5.500%, 01/15/2028 (2)	3,250,000	3,012,230
Targa Resources Corp.
5.200%, 07/01/2027	4,000,000	3,959,637
		22,316,398
United States Other - 4.7% (1)
New Fortress Energy, Inc.
6.500%, 09/30/2026 (2)	5,000,000	4,643,303
United States Refined Product Pipelines - 1.6% (1)
Buckeye Partners LP
5.850%, 11/15/2043	2,000,000	1,531,637
United States Renewables and Power Infrastructure - 4.0% (1)
NextEra Energy, Inc.
4.800%, 12/01/2077	4,500,000	3,980,870
Total Corporate Bonds
(Cost $62,556,545)		59,111,773

Common Stock - 36.6% (1)
Canada Crude Oil Pipelines - 1.9% (1)
Enbridge, Inc.	53,741	1,885,234
Canada Natural Gas/Natural Gas Liquids Pipelines - 1.8% (1)
TC Energy Corp.	48,667	1,757,852
United States Crude Oil Pipelines - 6.3% (1)
Plains GP Holdings LP	389,094	6,241,068
United States Natural Gas Gathering/Processing - 4.6% (1)
EnLink Midstream LLC	90,965	1,131,604
Equitrans Midstream Corp.	108,596	1,042,522
Hess Midstream Partners LP	66,901	1,933,439
Kinetik Holdings, Inc.	11,954	419,705
		4,527,270
United States Natural Gas/Natural Gas Liquids Pipelines - 18.4% (1)
DT Midstream, Inc.	24,885	1,301,237
Excelerate Energy, Inc.	11,787	219,238
Kinder Morgan, Inc.	190,405	3,278,774
NextDecade Corp. (3)	98,612	598,575
ONEOK, Inc.	32,054	2,089,921
Targa Resources Corp.	69,258	5,973,502
The Williams Companies, Inc.	135,347	4,673,532
		18,134,779
United States Refining - 0.4% (1)
PBF Energy, Inc.	8,275	388,015
United States Renewables and Power Infrastructure - 3.2% (1)
Atlantica Sustainable Infrastructure Plc	16,523	370,941
NextEra Energy Partners LP	8,013	399,689
Sempra Energy	33,854	2,377,228
		3,147,858
Total Common Stock
(Cost $28,586,241)		36,082,076

Master Limited Partnerships - 28.8% (1)
United States Crude Oil Pipelines - 1.5% (1)
NuStar Energy LP	90,687	1,519,914
United States Natural Gas Gathering/Processing - 3.7% (1)
Western Midstream Partners LP	135,715	3,622,233
United States Natural Gas/Natural Gas Liquids Pipelines - 11.0% (1)
Energy Transfer LP	407,632	5,490,803
Enterprise Products Partners LP	202,757	5,395,364
		10,886,167
United States Refined Product Pipelines - 12.6% (1)
Holly Energy Partners LP	30,993	660,151
Magellan Midstream Partners LP	73,459	4,879,147
MPLX LP	195,684	6,827,415
		12,366,713
Total Master Limited Partnerships
(Cost $16,938,658)		28,395,027

Money Market Fund - 0.2% (1)
United States Investment Company - 0.2% (1)
Invesco Government & Agency Portfolio - Institutional Class, 5.251% (4)
(Cost $245,693)	245,693	245,693

Total Investments - 125.6% (1)
(Cost $108,327,137)		123,834,569
Other Assets in Excess of Liabilities - 0.1% (1)		134,955
Credit Facility Borrowings - (25.7)% (1)		(25,400,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$98,569,524

(1)	Calculated as a percentage of net assets.
(2)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of August 31, 2023, the value of this investment was $28,541,692 or 29.0% of total net assets.

(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of August 31, 2023.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures established by the Advisor and the appointed Valuation Designee. The Valuation Designee is subject to board oversight and certain reporting and other requirements designed to facilitate the board’s ability to effectively oversee the Valuation Designee’s Fair Value determinations. The Advisor will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s Valuation Designee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of August 31, 2023:

	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$-	$59,111,773	$-	$59,111,773
Common Stock(a)	36,082,076	-	-	36,082,076
Master Limited Partnerships(a)	28,395,027	-	-	28,395,027
Money Market Fund(b)	245,693	-	-	245,693
Total Investments	$64,722,796	$59,111,773	$-	$123,834,569

(a) All other industry classifications are identified in the Schedule of Investments.
(b) Short-term investment is a sweep investment for cash balances.